Cash and Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash on hand and at banks	$ 46,544	$ 39,286
Short-term deposits	5,000	10,006
Total cash and cash equivalents	$ 51,544	$ 49,292	$ 69,536	$ 54,805